UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,631,409
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	568,362

		3,199,771
California — 23.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,184,268
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	1,988,531
California State Public Works Board, RB, Series I, 5.50%, 11/01/30	1,500	1,686,525
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,435,121
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,085	1,205,294
5.25%, 5/01/33	850	903,694
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,590,896
5.75%, 3/01/34	2,180	2,353,441
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,728,135
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,325,225
County of Ventura Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	1,850	2,069,854
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,420	1,618,786
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,103,390

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	$1,575	$1,704,764
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,931,963
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,441,213
San Pablo Joint Powers Financing Authority, Refunding, Tax Allocation Bonds, CAB (NPFGC) (a):
0.00%, 12/01/24	2,635	1,414,363
0.00%, 12/01/25	2,355	1,159,932
0.00%, 12/01/26	2,355	1,072,561
State of California Public Works Board, LRB: Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	725	780,963
Various Capital Projects, Series I, 5.50%, 11/01/31		2,465 2,754,613
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	595,253
University of California, Refunding RB: Limited Project, Series G, 5.00%, 5/15/37	1,000	1,069,900
The Regents of Medical Center, Series J, 5.25%, 5/15/38	4,070	4,340,777

		42,459,462
Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,087,480
5.50%, 11/15/30	340	365,819
5.50%, 11/15/31	405	432,779
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,126,347

		4,012,425

BLACKROCK MUNIHOLDINGS QUALITY FUND,INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	$2,000	$2,192,660
Florida — 13.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	435,384
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,875,327
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,561,200
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,015	1,081,066
Series A, 6.00%, 10/01/38	1,000	1,117,290
Series B, AMT, 6.25%, 10/01/38	460	512,196
Series B, AMT, 6.00%, 10/01/42	615	670,504
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,855	3,162,769
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	2,971,543
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	5,016,879
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,134,442
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,313,482

		23,852,082
Georgia — 2.0%
Augusta Georgia Water & Sewerage, RB, (AGM), 5.25%, 10/01/34	3,500	3,589,635
Hawaii — 0.5%
State of Hawaii Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	462,358
5.25%, 8/01/26	460	498,612

		960,970
Municipal Bonds	Par (000)	Value
Illinois — 15.5%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.75%, 1/01/39	$1,145	$1,212,475
Series C, 6.50%, 1/01/41	5,225	5,953,104
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,795	1,861,971
City of Chicago Illinois Transit Authority, RB: Federal Transit Administration, Section 5309,
Series A (AGC), 6.00%, 6/01/26	2,000	2,185,200
Sales Tax Receipts, 5.25%, 12/01/36	635	661,848
Sales Tax Receipts, 5.25%, 12/01/40	3,600	3,706,848
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,060,557
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,073,760
5.25%, 12/01/43	2,990	3,087,175
Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/37	1,000	1,095,950
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,572,378
6.00%, 6/01/28	400	443,680
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	2,000	2,122,100
5.50%, 7/01/38	425	442,731

		27,479,777
Indiana — 3.8%
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	565	536,106
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,288,096
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,780	2,955,418

		6,779,620

2	BLACKROCK MUNIHOLDINGS QUALITY FUND,INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 2.3%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	$1,500	$1,625,115
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	1,140	1,187,994
5.50%, 5/15/29	1,215	1,262,033

		4,075,142
Massachusetts — 5.7%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,515,120
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (b)	1,030	1,105,221
5.00%, 8/15/15 (b)	6,600	7,081,998
5.00%, 8/15/30	370	391,071

		10,093,410
Michigan — 4.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series B (AGM), 7.50%, 7/01/33	750	799,358
Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,117,359
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/39	1,910	2,320,497

		8,237,214
Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,526,930
Mississippi — 2.4%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,229,374
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,093,030

		4,322,404
Municipal Bonds	Par (000)	Value
Nevada — 4.6%
County of Clark Nevada, ARB: Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	$1,410	$1,472,534
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,360	1,379,203
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,620,085
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,678,695

		8,150,517
New Jersey — 9.1%
New Jersey EDA, RB, The Goethals Bridge Replacement Project:
AMT, 5.38%, 1/01/43	3,000	3,019,350
AMT, 5.00%, 1/01/31	790	799,211
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,197,818
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	1,892,817
Series A (AGC), 5.63%, 12/15/28	3,170	3,631,330
Series AA, 5.50%, 6/15/39	1,890	2,054,222
Series B, 5.25%, 6/15/36	1,000	1,063,320
Rutgers - The State University of New Jersey, Refunding RB, Series J, 5.00%, 5/01/32	1,270	1,405,598

		16,063,666
New York — 5.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 6/15/40	3,410	3,614,054
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE, 5.38%, 6/15/43	1,305	1,399,665
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	2,510	2,712,281

BLACKROCK MUNIHOLDINGS QUALITY FUND,INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	$2,000	$2,196,260

		9,922,260
Ohio — 1.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,104,400
5.25%, 2/15/31	2,000	2,196,000

		3,300,400
Pennsylvania — 0.6%
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,060,500
South Carolina — 3.6%
Charleston County Airport District, RB, AMT, Series A, 5.50%, 7/01/38	1,000	1,057,930
County of Charleston South Carolina, RB, Special Source, Series 2013, 5.25%, 12/01/38	2,180	2,388,473
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,695	1,851,601
5.50%, 7/01/41	1,000	1,057,150

		6,355,154
Texas — 23.5%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,711,100
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,495,973
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,572,800
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,600	2,820,116
Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport, ARB, Joint Improvement AMT:
Series A, 5.00%, 11/01/38	$1,965	$1,972,664
Series H, 5.00%, 11/01/37	2,200	2,212,474
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,353,869
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	4,250	4,637,175
North Texas Tollway Authority, Refunding RB, 1st Tier System: (NPFGC),
Series A, 5.63%, 1/01/33	6,585	7,132,938
Series A (NPFGC), 5.75%, 1/01/40	4,885	5,289,429
Series B (NPFGC), 5.75%, 1/01/40	6,275	6,794,507
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	620	679,216

		41,672,261
Virginia — 1.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	606,343
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	1,300	1,632,644

		2,238,987
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,497,416
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,174,857

		2,672,273
Total Municipal Bonds — 132.0%		234,217,520

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.2%
City of Mobile Alabama Board of Water & Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/31	2,120	2,216,926

4	BLACKROCK MUNIHOLDINGS QUALITY FUND,INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California — 1.9%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	$3,149	$3,381,904
Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	5,699,367
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (d)	1,040	1,168,954
Florida — 7.6%
City of St. Petersburg Florida, Refunding RB, (NPFGC), 5.00%, 10/01/35	4,302	4,494,588
County of Lee Florida Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	525	547,659
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,422,425

		13,464,672
Illinois — 1.5%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,599,527
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,579,223
Nevada — 5.6%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,690,350
Series B, 5.50%, 7/01/29	3,749	4,350,429

		10,040,779
New Jersey — 1.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,407,662
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York — 5.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,400	$1,507,779
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	4,817,700
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	2,660	2,868,969

		9,194,448
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,036,680
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 29.7%		52,790,142
Total Long-Term Investments (Cost — $271,549,940) — 161.7%		287,007,662

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	2,880	2,880,023
Total Short-Term Securities (Cost — $2,880,023) — 1.6%		2,880,023
Total Investments (Cost — $274,429,963*) — 163.3%		289,887,685
Liabilities in Excess of Other Assets — 1.1%		1,983,265
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(27,406,608)
VMTP Shares, at Liquidation Value — (49.0%)		(87,000,000)
Net Assets Applicable to Common Shares — 100.0%		$177,464,342
*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$247,460,090

Gross unrealized appreciation	$15,997,675
Gross unrealized depreciation	(969,320)

Net unrealized appreciation	$15,028,355

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $2,220,432.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	3,309,474	(429,451)	2,880,023	$901

(f)	Represents the current yield as of report date.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
Ginnie
Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(163)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$20,497,250	$(86,741)

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$287,007,662	—	$287,007,662
Short-Term Securities	$2,880,023	—	—	2,880,023

Total	$2,880,023	$287,007,662	—	$289,887,685

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(86,741)	—	—	$(86,741)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JANUARY 31, 2014	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$251,000	—	—	$251,000
Liabilities:
TOB trust certificates	—	$(27,399,240)	—	(27,399,240)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	$251,000	$(114,399,240)	—	$(114,148,240)

There were no transfers between levels during the period ended January 31, 2014.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND,INC.	JANUARY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund, Inc.

Date: March 25, 2014